Related Party Transactions (Details Narrative)									12 Months Ended
	Nov. 10, 2021 USD ($) shares	Sep. 07, 2021 shares	Aug. 20, 2021 shares	Aug. 09, 2021 shares	Jun. 28, 2021 shares	Jun. 28, 2021 shares	Apr. 28, 2021 shares	Apr. 16, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Apr. 16, 2021 CAD ($)	Mar. 30, 2021 USD ($)	Mar. 08, 2021 USD ($)	Sep. 15, 2020 USD ($)
Related Party Transaction [Line Items]
Due to Related Parties									$ 13,831	$ 117,000
Management fees									438,000	502,452
Director fees									$ 72,000	$ 12,769
Share issued for settlement of accounts payable | shares									1,416,667
Share issued for settlement of accounts payable, value									$ 70,833
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares	3,130,000						30,000		3,910,000	320,000
Stock Issued During Period, Shares, New Issues | shares	3,130,000	210,000	3,605,247	16,134,000	135,000	10,000	30,000	1,000,000	5,146,667
Class of Warrant or Right, Unissued | shares									4,476,667		4,476,667
Due to Related Parties, Current									$ 670,000
Debt instrument, principal amount	$ 1,184,549							$ 95,959				$ 120,000	$ 29,528	$ 89,198	$ 11,644
Loans interest rate									5.00%		5.00%
Notes Receivable, Related Parties									$ 517,985	$ 0
CAD [Member]
Related Party Transaction [Line Items]
Debt instrument, principal amount													$ 37,500	$ 112,500
Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument, principal amount									$ 518,820
Promissory Note Agreement [Member] | CAD [Member]
Related Party Transaction [Line Items]
Debt instrument, principal amount											$ 648,078
Promissory Note [Member]
Related Party Transaction [Line Items]
Loans interest rate									5.00%		5.00%
Related Parties [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares									200,000